Financial statements of Barclays PLC - Balance sheet (Narrative)	12 Months Ended
Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements	The Board of Directors approved the financial statements on pages 211 to 302 on 17 February 2021. Nigel Higgins Group Chairman James E Staley Group Chief Executive Tushar Morzaria Group Finance Director
Barclays PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Disclosure of authorisation of financial statements

The financial statements on pages 217 to 219 and the accompanying note on pages 301 to 302 were approved by the Board of Directors on 17 February 2021 and signed on its behalf by:

Nigel Higgins James E Staley Tushar Morzaria

Group Chairman Group Chief Executive Group Finance Director